Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes (Details) [Line Items]
Federal statutory income tax rate				21.00%	21.00%
Valuation allowance	$ 63,729	$ 81,890		$ 81,860	$ 59,099
Valuation allowance increase (decrease)	18,100	$ 22,800,000		22,761	7,566
Operating loss carryforwards	704,200			517,700	$ 377,300
Federal research and development credit carryforwards for income tax expense				$ 1,200
Current carryforwards expiration term				If not used, the current carryforwards will expire beginning in 2034.
Deferred tax liability	28,400
Offsetting increase decrease to valuation allowance	$ 10,300
Operating loss carryforwards, description	U.S. federal net operating loss carryforwards begin to expire in 2033, and state operating loss carryforwards begin to expire in 2027.
Forecast [Member]
Income Taxes (Details) [Line Items]
Federal research and development credit carryforwards for income tax expense			$ 1,200
State [Member]
Income Taxes (Details) [Line Items]
Expiration term				U.S. federal net operating loss carryforwards begin to expire in 2033, and state operating loss carryforwards begin to expire in 2027.
U.S. Federal [Member]
Income Taxes (Details) [Line Items]
Expiration term				$248,600
Net operating losses	$ 341,500,000